Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding	The following tables present notional amounts and fair values of derivatives outstanding as of June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting hedges:
Interest rate caps	$2,644,500	$1,124	$2,442,000	$3,727
Derivative assets designated as accounting cash flow hedges:
Interest rate swaps	$—	$—	$488,616	$1,578
Interest rate caps	400,000	728	400,000	6,359
Total derivative assets		$1,852		$11,664

(a)The notional amount is excluded for caps and swaps which are not yet effective.

	June 30, 2020		December 31, 2019
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities not designated as cash flow hedges:
Interest rate swaps	$300,000	$16,652	$—	$—
Derivative liabilities designated as accounting cash flow hedges:
Interest rate swaps	$3,602,217	$183,362	$3,776,000	$97,066
Total derivative liabilities		$200,014		$97,066
(a)The notional amount is excluded for swaps which are not yet effective.
Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive loss related to derivative financial instruments for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate swaps	$(5,904)	$(66,778)	$(93,682)	$(107,516)
Interest rate caps	(456)	—	(5,243)	—
Income tax effect	795	8,348	12,366	13,440
Net changes in cash flow hedges, net of tax	$(5,565)	$(58,430)	$(86,559)	$(94,076)

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements	The following table presents the effect of derivatives recorded as reductions to or (increases) in interest expense in our Condensed Consolidated Income Statements for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate caps and swaps	$(2,104)	$(9,821)	$(14,654)	$(25,708)
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	(9,618)	2,235	(15,081)	6,166
Effect from derivatives on interest expense	$(11,722)	$(7,586)	$(29,735)	$(19,542)